SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15. SEGMENT REPORTING

Operating segments are defined as components of an entity about which discrete financial information is evaluated regularly by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company operates and manages its business as one business segment, which is high-power, high-brightness blue laser technology. Accordingly, the Company has one reportable segment. The Company has a single management team that reports to the Executive Chairman, the Company's CODM, who comprehensively manages the entire Company. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations. The CODM uses net loss, as reported in the consolidated statements of operations, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the condensed consolidated statements of operations:

	Three months ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Revenue	$—	$49,278	$—	$142,827
Cost of revenue:
Materials	11,870	12,789	16,463	50,160
Direct labor	(1,408)	441,762	151,708	934,658
Direct job costs	(15,000)	148,364	(48,273)	243,748
Overhead	—	130,811	111,281	362,116
Total cost of revenue	(4,538)	733,726	231,179	1,590,682
Gross margin	4,538	(684,448)	(231,179)	(1,447,855)
Operating expenses:
Research and development	—	683,381	184,563	1,449,876
Selling and marketing	526,996	(73,070)	1,070,333	272,520
General and administrative	4,095,229	1,940,448	6,174,034	4,593,243
Total operating expenses	4,622,225	2,550,759	7,428,930	6,315,639
Other segment items (1)	(7,607,288)	(9,403,676)	(21,176,291)	(10,580,487)
Segment net loss	$(12,224,975)	$(12,638,883)	$(28,836,400)	$(18,343,981)
Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of notes payable, loss on issuance of notes payable, loss on extinguishment of notes payable, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.

NOTE 14. SEGMENT REPORTING

Operating segments are defined as components of an entity about which discrete financial information is evaluated regularly by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company operates and manages its business as one business segment, which is high-power, high-brightness blue laser technology. Accordingly, the Company has one reportable segment. The Company has a single management team that reports to the Chief Executive Officer, the Company's CODM, who comprehensively manages the entire Company. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations. The CODM uses net loss, as reported in the consolidated statements of operations, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the consolidated statements of operations:

	Year Ended December 31,
	2024	2023

Revenue	$152,127	$2,085,532
Cost of revenue:
Materials	57,867	944,615
Direct labor	1,336,722	1,457,823
Direct job costs	222,835	2,833,893
Overhead	588,052	459,102
Total cost of revenue	2,205,476	5,695,433
Gross margin	(2,053,349)	(3,609,901)
Operating expenses:
Research and development	1,821,816	5,462,680
Selling and marketing	468,074	1,539,690
General and administrative	8,807,651	11,117,525
Total operating expenses	11,097,541	18,119,895
Other segment items (1)	(21,364,864)	1,019,350
Segment net loss	$(34,515,754)	$(20,710,446)

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(1)
Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.